Concentration, Credit and Other Risks (Detail Textuals) - Major Customers - Customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Legacy YOD | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer	more than 10%
Number of customers	4
Wecast Services | Revenue
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer	more than 10%	more than 10%
Number of customers	2	2
Wecast Services | Accounts receivables
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major customer	more than 10%	more than 10%
Number of customers	2	3